Intangible Assets and Goodwill (Amortization of the intangibles) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 11,970
Finite-Lived Intangible Assets, Net	$ 11,970	$ 61,974